segment information (Tables)	12 Months Ended
Dec. 31, 2019
segment information
Reconciliation of revenue and income before income taxes by segment

	Wireless		Wireline		Eliminations		Consolidated
Years ended December 31 (millions)	2019	2018	2019	2018	2019	2018	2019	2018
Operating revenues
External revenues
Service	$6,165	$6,054	$6,235	$5,828	$—	$—	$12,400	$11,882
Equipment	1,964	1,963	225	250	—	—	2,189	2,213
Revenues arising from contracts with customers	8,129	8,017	6,460	6,078	—	—	14,589	14,095
Other operating income	20	118	49	155	—	—	69	273
	8,149	8,135	6,509	6,233	—	—	14,658	14,368
Intersegment revenues	53	47	251	207	(304)	(254)	—	—
	$8,202	$8,182	$6,760	$6,440	$(304)	$(254)	$14,658	$14,368
Pro forma EBITDA [1] reported to chief operating decision-maker	$3,693	$3,544	$1,861	$1,785	$—	$—	$5,554	$5,329
Retrospective IFRS 16 simulation [2]	—	(113)	—	(112)	—	—	—	(225)
EBITDA [1]	$3,693	$3,431	$1,861	$1,673	$—	$—	$5,554	$5,104
CAPEX, excluding spectrum licences [3]	$889	$896	$2,017	$2,018	$—	$—	$2,906	$2,914

Operating revenues – external (above)	$14,658	$14,368
Goods and services purchased	6,070	6,368
Employee benefits expense	3,034	2,896
EBITDA (above)	5,554	5,104
Depreciation	1,929	1,669
Amortization	648	598
Operating income	2,977	2,837
Financing costs	733	661
Income before income taxes	$2,244	$2,176
(1)

Earnings before interest, income taxes, depreciation and amortization (EBITDA) does not have any standardized meaning prescribed by IFRS-IASB and is therefore unlikely to be comparable to similar measures presented by other issuers; we define EBITDA as operating revenues less goods and services purchased and employee benefits expense. We have issued guidance on, and report, EBITDA because it is a key measure that management uses to evaluate the performance of our business, and it is also utilized in measuring compliance with certain debt covenants.

(2)

For purposes of the chief operating decision-maker’s assessment of performance during the 2019 fiscal year relative to the 2018 fiscal year, we have simulated IFRS 16 adjustments to the fiscal 2018 results in calculating pro forma results. The simulated IFRS 16 adjustments: (i) are a cash-based proxy and should not be considered comparable to the results that would have been reported had IFRS 16 been applied retrospectively to each comparative period applying IAS 8, Accounting Policies, Changes in Accounting Estimates and Errors (see Note 2(a)); and (ii) do not have any standardized meaning prescribed by IFRS-IASB and are therefore unlikely to be comparable to similar measures presented by other issuers.

(3)

Total capital expenditures (CAPEX); see Note 31(a) for a reconciliation of capital expenditures, excluding spectrum licences to cash payments for capital assets, excluding spectrum licences reported in the Consolidated statements of cash flows.